Fees Summary	Mar. 30, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 7,942,554.51
Previously Paid Amount	0.00
Total Fee Amount	1,096.87
Total Offset Amount	1,096.87
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A